Revenue and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and Operating Expenses [Abstract]
Schedule of disaggregation revenue per product segments
	2022		2021	2020
Revenue by home organization products:
Kitchen and food preservation	Ps.	2,163,684	3,283,421	2,524,475
Home solutions		1,272,272	2,319,156	1,452,096
Bedroom		854,323	1,608,424	824,370
Bathroom		749,161	1,217,927	840,080
Laundry & Cleaning		691,272	826,188	825,874
Tech & mobility		553,977	769,767	770,733
Others		58,655	42,800	-
Total revenue by home organization products		6,343,344	10,067,683	7,237,628

Revenue by beauty and personal care products:
Fragrance		3,472,919	-	-
Color		642,876	-	-
Skin care		611,905	-	-
Toiletries		321,806	-	-
Others		114,699	-	-
Total revenue of beauty and personal care products		5,164,205	-	-
Total revenue of the Group	Ps.	11,507,549	10,067,683	7,237,628

Schedule of operating expenses by nature
	2022		2021	2020
Promotions for the sales force	Ps.	1,743,961	503,291	172,177
Cost of personnel services and other employee benefits		1,502,030	621,519	564,213
Distribution costs		473,516	463,762	331,023
Sales catalog		445,753	417,522	289,170
Depreciation and amortization		287,702	82,122	43,688
Impairment loss on trade accounts receivables		269,595	198,495	57,627
Commissions and professional fees		217,384	69,954	61,403
Events, marketing and advertising		199,771	109,822	19,237
Packing materials		161,095	201,006	112,512
Rent expense		96,729	52,660	22,451
Travel expenses		33,223	11,258	13,522
Bank fees		25,853	34,335	23,965
Market research		12,031	9,550	8,495
Other		409,545	192,514	174,462
	Ps.	5,878,188	2,967,810	1,893,945